Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Customer Segment Unit	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Provision for doubtful accounts	$ 20	$ 20
Number of major customers | Customer	2
Percentage of revenue contributed by major customers	30.00%
Amount of trade receivable due to one customer	$ 14,265
Number of operating segments | Segment	1
Termination of lease agreements	$ 620	0	$ 0
Impairment loss	5,264	0	0
Goodwill, Impairment Loss	$ 25,561	$ 0	$ 0
Number of reporting units | Unit	1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Remaining lease terms	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Remaining lease terms	7 years